Northern Lights Fund Trust III

Avatar Capital Preservation Fund

Avatar Tactical Multi-Asset Income Fund

Avatar Absolute Return Fund

Avatar Global Opportunities Fund

Incorporated herein by reference is the definitive version of the prospectus for the Avatar Capital Preservation Fund, Avatar Tactical Multi-Asset Income Fund, Avatar Absolute Return Fund and Avatar Global Opportunities Fund, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on March 8, 2013 (SEC Accession No. 0000910472-13-000956).